SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (CNY) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item	Nov. 15, 2011	Apr. 30, 2014	Jun. 15, 2011	Jun. 14, 2011	Sep. 30, 2009	Oct. 31, 2009	Jul. 21, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of equity method investments	3	3	3
Impairment losses of equity method investments	0	0	0
Ex-employee of the Company
Non-controlling interests
Total consideration for investment transferred				1.9
Shanggu
Non-controlling interests
Equity Interest Acquired or to be acquired (as a percent)						55.00%	55.00%
Shanggu | Supplemental acquisition agreement
Non-controlling interests
Percentage of equity interest, which was waived to acquire					35.00%
Percentage of non-controlling interest reclassified from temporary equity to permanent equity					35.00%
Percentage of additional equity interest right reserved by the entity					5.00%
Shanggu | Future
Non-controlling interests
Equity Interest Acquired or to be acquired (as a percent)							35.00%
BVMC
Non-controlling interests
Equity interests owned (as a percent)								85.00%
Percentage of redeemable net assets held by noncontrolling interests owners	15.00%
PRI
Non-controlling interests
Equity interests owned (as a percent)									70.00%
Percentage of redeemable net assets held by noncontrolling interests owners	30.00%
Shanggu
Non-controlling interests
Interest held by non-controlling interests owners (as a percent)	45.00%
TianRe Co., Ltd.
Non-controlling interests
Equity interests owned (as a percent)	75.00%	75.00%	75.00%							65.00%
Interest held by non-controlling interests owners (as a percent)	25.00%
TianRe Co., Ltd. | Ex-employee of the Company
Non-controlling interests
Stake transferred (as a percent)				10.00%
Total consideration for investment transferred				1.9
Interest held by non-controlling interests owners (as a percent)										10.00%